Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)
Subordinated Liabilities [Line Items]
Face value	$ 13,355,846		$ 8,382,140
Total	8,228		8,150
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Total	8,228		8,150
Subordinated debt [member] | Debentures Series 20 [member]
Subordinated Liabilities [Line Items]
Face value	$ 150
Maturity date	December 2025 to 2040
Interest rate (%)	8.25%	8.25%
Redeemable at our option beginning in	Not redeemable
Total	$ 147		146
Subordinated debt [member] | 3.803% Subordinated Notes due 2032 [member]
Subordinated Liabilities [Line Items]
Face value		$ 1,250
Maturity date	December 2032
Interest rate (%)	3.803%	3.803%
Subordinated Borrowings Reset Spread Rate	1.43%
Redeemable at our option beginning in	December 2027
Total	$ 1,510		1,497
Subordinated debt [member] | 4.338% Subordinated Notes due 2028 [member]
Subordinated Liabilities [Line Items]
Face value		$ 850
Maturity date	October 2028
Interest rate (%)	4.338%	4.338%
Redeemable at our option beginning in	October 2023
Total			1,135
Subordinated debt [member] | Series J Medium-Term Notes, First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000
Maturity date	September 2029
Interest rate (%)	2.88%	2.88%
Subordinated Borrowings Reset Spread Rate	1.18%
Redeemable at our option beginning in	September 2024
Total	$ 999		998
Subordinated debt [member] | Series J Medium-Term Notes, Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,250
Maturity date	June 2030
Interest rate (%)	2.08%	2.08%
Subordinated Borrowings Reset Spread Rate	1.32%
Redeemable at our option beginning in	June 2025
Total	$ 1,248		1,248
Subordinated debt [member] | Series K Medium-Term Notes, First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000
Maturity date	July 2031
Interest rate (%)	1.93%	1.93%
Subordinated Borrowings Reset Spread Rate	0.59%
Redeemable at our option beginning in	July 2026
Total	$ 988		984
Subordinated debt [member] | 3.088% Subordinated Notes due 2037 [member]
Subordinated Liabilities [Line Items]
Face value		$ 1,250
Maturity date	January 2037
Interest rate (%)	3.088%	3.088%
Subordinated Borrowings Reset Spread Rate	1.40%
Redeemable at our option beginning in	January 2032
Total	$ 1,439		1,393
Subordinated debt [member] | Series L Medium-Term Notes, First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 750
Maturity date	October 2032
Interest rate (%)	6.53%	6.53%
Subordinated Borrowings Reset Spread Rate	2.70%
Redeemable at our option beginning in	October 2027
Total	$ 749		$ 749
Subordinated debt [member] | Series M Medium-Term Notes, First Tranche [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,150
Maturity date	September 2033
Interest rate (%)	6.03%	6.03%
Subordinated Borrowings Reset Spread Rate	2.02%
Redeemable at our option beginning in	September 2028
Total	$ 1,148